PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mining property not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 5,158	$ 5,072	$ 3,933
Mining property not subject to depreciation [Member] | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	726	727
Mining property not subject to depreciation [Member] | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	678	670
Mining property not subject to depreciation [Member] | Reko Diq [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	746	744
Mining property not subject to depreciation [Member] | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	252	239
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,694	2,553
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 62	$ 139